Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables	$ 2,633,995	$ 1,028,721
Borrowings	17,081,434	16,925,140
Borrowings from related parties	4,604,149	5,332,803
Amount due to related parties	3,868,691	591,026
Other liabilities	2,520,569	1,878,635
Lease liabilities		2,366,045
Operating lease liabilities	4,114,267	2,366,045
Finance lease liabilities	631,686	1,285,756
Convertible note payables	1,730,267
Provision for employee benefits	25,314,237	34,584,954
Non-derivative financial liabilities	62,499,295	63,993,080
Within 1 year [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables	2,633,995	1,028,721
Borrowings	3,181,616	16,066,020
Borrowings from related parties	3,148,500
Amount due to related parties	3,868,691	591,026
Other liabilities	2,477,369	1,824,635
Lease liabilities		2,366,045
Operating lease liabilities	1,774,192
Finance lease liabilities	398,136	619,301
Convertible note payables	1,730,267
Provision for employee benefits	457,315	563,243
Non-derivative financial liabilities	19,670,081	23,058,991
1 to 5 years [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables
Borrowings	13,899,818	859,120
Borrowings from related parties	1,455,649	5,332,803
Amount due to related parties
Other liabilities	43,200	54,000
Lease liabilities
Operating lease liabilities	2,340,075
Finance lease liabilities	233,550	666,455
Convertible note payables
Provision for employee benefits	1,554,322	1,856,583
Non-derivative financial liabilities	19,526,614	8,768,961
>5 years [Member]
Significant Accounting Policies (Details) - Schedule of non-derivative financial liabilities [Line Items]
Trade and other payables
Borrowings
Borrowings from related parties
Amount due to related parties
Other liabilities
Lease liabilities
Finance lease liabilities
Convertible note payables
Provision for employee benefits	23,302,600	32,165,128
Non-derivative financial liabilities	$ 23,302,600	$ 32,165,128